WORKING CAPITAL FUNDING LOANS (Details Narrative) - Revenue Purchase Agreement [Member] - USD ($)	Mar. 07, 2024	Mar. 02, 2023	Jun. 30, 2026	Dec. 31, 2025
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from loans	$ 18,000	$ 120,000
Underwriting and original fees	2,000	7,200
Payments for loans	29,980	169,200
Periodic payment	$ 428	$ 4,700
Interest rate	9.00%	10.00%
Fixed default penalty	$ 2,500
Working capital loan			$ 15,482	$ 15,982